CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents (Note 4)	$ 147,646,353	$ 137,672,718
Marketable securities (Note 5)	287,638	239,232
Income tax receivable	6,450,384	0
Deposits, advances and other (Note 7)	1,608,698	156,050
Total current assets	155,993,073	138,068,000
Property, plant and equipment, net (Note 6)	12,660,273	12,632,534
Total assets	168,653,346	150,700,534
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	712,520	2,167,171
Income tax payable	0	1,263,438
Contingent value rights (Note 3)	0	3,097,193
Total current liabilities	712,520	6,527,802
Deferred income tax (Note 11)	0	18,402,483
Total liabilities	712,520	24,930,285
SHAREHOLDERS' EQUITY
Common shares	378,009,884	378,009,884
Contributed surplus (Note 10)	20,625,372	20,625,372
Stock options (Note 9)	20,721,850	20,409,643
Accumulated deficit	(251,416,280)	(293,386,189)
Accumulated other comprehensive income	0	111,539
Total shareholders' equity	167,940,826	125,770,249
Total liabilities and shareholders' equity	$ 168,653,346	$ 150,700,534